LOAN RECEIVABLE (Detail Textuals 1) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Accounts, Notes, Loans and Financing Receivable [Line Items]
Lender risk account receivable under mortgage purchase program	3.1	$ 2.9
Deferred income	2.4	$ 2.5
Federal Home Loan Bank Of Cincinnati | Minimum
Accounts, Notes, Loans and Financing Receivable [Line Items]
Percentage of original loan balance to be deposited into lender risk account under Mortgage Purchase Program	0.30%
Federal Home Loan Bank Of Cincinnati | Maximum
Accounts, Notes, Loans and Financing Receivable [Line Items]
Percentage of original loan balance to be deposited into lender risk account under Mortgage Purchase Program	1.75%